Derivatives (Earned Income On Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 1,120	$ 309	$ 667
Derivatives Designated as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	158	135	111
Derivatives Designated as Hedging Instruments [Member] | Interest credited to policyholder account balances
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	101	150	164
Derivatives Designated as Hedging Instruments [Member] | Other expenses
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(3)	(6)	(5)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net investment income
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	(4)	(6)	(6)
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Other revenues
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	0	0	47
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Net derivative gains (losses)
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	828	328	476
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Policyholder benefits and claims
Derivative Instruments, Gain (Loss) [Line Items]
Total earned income	$ 40	$ (292)	$ (120)